LOANS - Financial leasing portfolio - Terms (Details)	12 Months Ended
Dec. 31, 2020
Vehicles and computer equipment [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, maturity	P36M
Vehicles and computer equipment [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, maturity	P60M
Machinery and equipments [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, maturity	P60M
Machinery and equipments [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, maturity	120
Housing leasing [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, maturity	P120M
Housing leasing [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, maturity	P240M